Schedule I—Parent Company only Condensed Financial Information - Schedule of Parent Company Only Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.002
Ordinary shares share, shares authorized (in Shares)		25,000,000
Ordinary shares, shares issued (in Shares)		34,198
Ordinary shares, shares outstanding (in Shares)		34,198
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.002
Ordinary shares share, shares authorized (in Shares)	24,989,545
Ordinary shares, shares issued (in Shares)	101,275
Ordinary shares, shares outstanding (in Shares)	101,275
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.002
Ordinary shares share, shares authorized (in Shares)	10,455
Ordinary shares, shares issued (in Shares)	10,455
Ordinary shares, shares outstanding (in Shares)	10,455